Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 11	$ 27
Restricted cash, current (Note 1)	13
Trade accounts receivable – net (Note 11)	738	760
Amounts receivable from members related to income taxes (Note 10)	6	7
Materials and supplies inventories - at average cost	171	144
Prepayments and other current assets	101	100
Total current assets	1,040	1,038
Restricted cash, noncurrent (Note 1)	30
Investments and other property (Note 11)	155	142
Property, plant and equipment - net (Note 11)	22,954	21,225
Goodwill (Note 1 and 11)	4,740	4,740
Regulatory assets (Note 2)	1,547	1,779
Operating lease ROU, third-party joint project and other assets (Notes 3 and 7)	167	248
Total assets	30,633	29,172
Current liabilities:
Short-term borrowings (Note 5)	215	70
Long-term debt due currently (Note 6)	882
Trade accounts payable (Note 10)	441	392
Amounts payable to members related to income taxes (Note 10)	24	23
Accrued taxes other than amounts related to income taxes	286	269
Accrued interest	89	87
Operating lease and other current liabilities (Note 7)	283	279
Total current liabilities	2,220	1,120
Long-term debt, less amounts due currently (Note 6)	9,150	9,229
Liability in lieu of deferred income taxes (Note 1, 4 and 10)	2,065	1,923
Regulatory liabilities (Note 2)	2,876	2,855
Employee benefit obligations (Note 9)	1,503	1,808
Operating lease, third-party joint project and other obligations (Notes 3 and 11)	231	305
Total liabilities	18,045	17,240
Commitments and contingencies (Note 7)
Membership interests (Note 8):
Capital account ― number of units outstanding 2021 and 2020 – 635,000,000	12,719	12,083
Accumulated other comprehensive loss	(131)	(151)
Total membership interests	12,588	11,932
Total liabilities and membership interests	$ 30,633	$ 29,172